Investment Objectives and Goals - Invesco Top QQQ ETF	Nov. 20, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Top QQQ ETF (the “Fund”) seeks total return through long-term growth of capital.